FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2019
FINANCIAL INSTRUMENTS
Schedule of fair value and carrying value

	December 31, 2019		December 31, 2018
		Carrying		Carrying
	Fair Value	Value	Fair Value	Value
Term Loan due 2023	$1,985.7	$1,990.7	$1,796.2	$1,973.8
9.250% Notes due 2024	780.0	726.4	686.8	722.9
12.00%/13.00% Senior PIK Toggle Notes due 2022	507.3	490.1	462.0	485.0
10.00% Notes due 2024	122.0	114.8	—	—
ABL Revolving Credit Facility due 2021	145.2	145.2	245.1	245.1